Investments Accounted for Using the Equity Method - Summary of Aggregate Information of the Joint Venture that is Not Individually Material (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of joint ventures [line items]
Total net income (loss) and comprehensive income (loss)	$ 37,757,210	$ 1,233,090	$ 73,250,566	$ 62,656,013
Joint venture that is not individually material [member]
Disclosure of joint ventures [line items]
Total net income (loss) and comprehensive income (loss)	$ (11,214)	$ (366)	$ 101,839	$ 27,003